CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 12,576,379	$ 1,771,346	¥ (979,492,255)		¥ (416,825,268)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain on disposal of property, equipment and software	(49,858)	(7,022)	(8,839,140)		(3,908,778)
(Gain) loss on disposal of subsidiaries	282,176	39,744	3,748,717		(15,015,770)
Gain on disposal of discontinued operations, net	(158,809,293)	(22,367,821)
Non-cash other income	(2,519,098)	(354,808)	(1,729,303)		(2,743,894)
Impairment on equity investments	0		17,252,515		7,599,505
Impairment (gain) on other investments	(3,490,457)	(491,621)	29,958,381		(17,245,513)
Impairment on advance and other assets			159,224,137
Impairment loss of equipment, intangible assets and long lived assets	161,001,821	22,676,632	176,874,099		11,639,246
Impairment of cryptocurrencies			58,624,256		50,887,472
Provision for doubtful accounts receivable					320,729
Impairment on advances to suppliers	4,382,581	617,274
Provision for doubtful other receivables			20,835,972		298,221
Gain on debt relief of WoW	(175,301,585)	(24,690,712)
Gain from change in fair value of conversion feature derivative liability	(23,170,534)	(3,263,501)	(37,249,976)		(62,246,860)
Depreciation and amortization of property, equipment and software	86,900,000	12,200,000	91,380,588		47,435,448
Gain on disposal of investment in equity investee and available-for-sales investment	(1,666,040)	(234,657)	(711,914)
Foreign currency exchange loss	6,815,509	959,944	6,301,271		6,449,136
Exchange rate change on convertible notes face value					(2,296,722)
Gain from Change in Fair Value of Conversion Feature Derivative Liability	23,170,534	3,263,501	37,249,976		62,246,860
Share of loss in equity method investments	0		0		1,725,152
Share-based compensation expenses	70,759,800	9,966,309	202,345,626		150,166,481
Amortization of discount and interest on convertible notes	25,967,346	3,657,424	23,197,049		120,626,467
Cancellation of ordinary shares			(1,876,314)
Royalty fee paid by issuance of shares					1,188,828
Payment of issuance cost by issuance of shares			(2,985,626)
Non-cash lease expense	4,975,011	700,716	5,112,096		3,893,019
Cryptocurrency mining revenue	(168,324,213)	(23,707,970)	(97,856,961)		(128,579,360)
Realized gain on exchange cryptocurrency	(42,835,930)	(6,033,315)	(10,864,747)
Change in fair value of cryptocurrency	(40,036,253)	(5,638,988)
Receipt from sale of Chia from cryptocurrency mining					(3,523,622)
Receipt of ETH from operating activities	(433,443)	(61,049)	(10,170,837)
Additional from exchange of other cryptocurrencies	(705,479)	(99,365)	(3,058,562)		290
Interest income-Cryptocurrency	(131,250)	(18,486)	(15,244)		(181,325)
Purchase of cryptocurrencies by cash			(6,315,981)		(17,249,277)
Payment for operating activities	153,167,096	21,573,134	83,434,129		26,078,289
Sale of cryptocurrencies for cash	70,539,071	9,935,220	5,637,172
Changes in operating assets and liabilities:
Change in accounts receivable	95,365	13,432	3,530,850		(13,628,485)
Change in advances to suppliers	30,345	4,274	2,750,794		(2,753,414)
Change in prepayments and other current assets	673,414	94,848	71,272,878		(537,076,522)
Change in accounts payable	2,368,243	333,560	121,755,135		38,799,942
Change in amounts due to related parties					44,543
Change in other taxes payable	(149,080)	(20,997)	142,764		(2,833,161)
Change in advances from customers	267,216	37,637	(1,234,725)		(2,129,761)
Change in interest payable	(2,432,026)	(342,544)	1,192,955		937,328
Change in accrued expenses and other current liabilities	(21,212,763)	(2,987,755)	(71,722,378)		60,345,979
Change in lease liabilities	(5,819,920)	(819,719)	(4,485,413)		(4,485,278)
Net cash used in operating activities	(46,320,046)	(6,524,044)	(154,037,992)		(704,286,935)
Cash flows from investing activities
Proceeds from disposal of other investments	5,162,603	727,137	16,638,067
Proceeds from disposal of property, equipment and software	4,050	570	407,228		11,725,873
Payment for financial products					(800,000)
Proceeds from financial products			800,000
Refund from subscribed tokens and other investment	1,500,000	211,271	4,500,000
Purchase of equity method investments					(13,934,157)
Purchase of other investments			(23,161,897)		(46,611,013)
Contribution from shareholder	262,000	36,902	40,000	$ 5,634
Decrease in cash and cash equivalents on disposal of subsidiaries	(85,113)	(11,988)			(239,182)
Purchase of property, equipment and software	(2,111,510)	(297,400)	(248,819,060)		(75,621,008)
Net cash used in investing activities	4,732,030	666,492	(249,595,662)		(125,479,487)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants					1,011,476,118
Proceeds from warrants exercises					64,471,143
Proceeds from the issuance of convertible note	85,348,800	12,021,127	33,704,460		161,588,128
ADS issuance fee					(3,720,691)
Repayment of loans from a related party	(9,482,212)	(1,335,542)	(2,631,400)		(6,378,690)
Proceeds from other loans	1,433,516	201,907	2,466,480
Repayments of other loans	(2,195,187)	(309,186)	(513,850)
Repayments of convertible notes	(42,903,059)	(6,042,769)
Net cash (used in) provided by financing activities	32,201,858	4,535,537	33,025,690		1,227,436,008
Effect of foreign exchange rate changes on cash and cash equivalents	(3,456,037)	(486,771)	250,924		(945,050)
Net change in cash and cash equivalents	(12,842,195)	(1,808,786)	(370,357,040)		396,724,536
Cash and cash equivalents, beginning of year	58,063,733	8,178,106	428,420,773		31,696,237
Cash and cash equivalents, end of year	45,221,538	6,369,320	58,063,733	$ 8,178,106	428,420,773
Supplemental disclosure of cash flow information:
Interest paid	5,532,982	779,304
Non-cash investing and financing activities
Cash paid for amounts included in the measurement of operating lease liabilities	6,196,169	872,712	2,381,173
Investment in an investment security in exchange of mining machine			2,115,187
Investment in an investment security in USDT			634,870
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	217,867	30,686	10,810,069		5,107,653
Property and equipment acquired on credit as liabilities	198,636,935	27,977,427
Proceeds from disposal of mining machines and subsidiaries	8,730,532	1,229,670	3,755,856		8,047,837
Cumulative effect from the adoption of ASU 2023-08	1,531,377	215,690
Share issued for purchase of Bitcoin mining machine			17,640,000		144,216,693
Share issued for repayments of convertible notes	¥ 24,822,429	$ 3,496,166	¥ 57,290,299		46,719,202
Conversion of warrant payable					¥ 1,854,957